Lease liability (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Lease liability
Current	$ 409	$ 471
Non-current	1,572	1,871
Carrying amount - lease liability	$ 1,981	$ 2,342